Offerings	Nov. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,562,334
Proposed Maximum Offering Price per Unit	6.39
Maximum Aggregate Offering Price	$ 16,373,314.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,261.15
Offering Note	1a. Consists of 2,562,334 shares of Common Stock that have been issued to certain Selling Securityholders who are purchasers under a securities purchase agreement. 1b. Estimated solely for the purposes of calculating the registration fee, based on the average of the high and low prices of the Common Stock on the over-the-counter (OTC) Market OTCQB on October 27, 2025 ($6.39 per share of Common Stock). This calculation is in accordance with Rule 457(c).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying warrants
Amount Registered | shares	20,333,623
Proposed Maximum Offering Price per Unit	1.20
Maximum Aggregate Offering Price	$ 24,400,347.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,369.69
Offering Note	See note 1a. 2a. Includes 20,333,623 shares of Common Stock that are issuable upon the exercise of warrants, issued to Lynrock Lake under the Warrant Agreement, dated February 26, 2025, with an exercise price of $1.20 per share. 2b. Based on the adjusted exercise price pursuant to the Warrant Agreement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying warrants
Amount Registered | shares	523,286
Proposed Maximum Offering Price per Unit	2.16
Maximum Aggregate Offering Price	$ 1,130,297.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 156.09
Offering Note	See note 1a. 3a. Includes 523,286 shares of Common Stock that are issuable upon the exercise of warrants, issued to the First Purchasers under the First Securities Purchase Agreement, dated April 9, 2025, with an exercise price of $2.16 per share. 3b. Based on the adjusted exercise price pursuant to the First Securities Purchase Agreement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying warrants
Amount Registered | shares	68,447
Proposed Maximum Offering Price per Unit	3.36
Maximum Aggregate Offering Price	$ 229,981.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 31.76
Offering Note	See note 1a. 4a. Includes 68,447 shares of Common Stock that are issuable upon the exercise of warrants, issued to the Second Purchaser under the Second Securities Purchase Agreement, dated May 12, 2025, with an exercise price of $3.36 per share. 4b. Based on the adjusted exercise price pursuant to the Second Securities Purchase Agreement.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying warrants
Amount Registered | shares	4,040,272
Proposed Maximum Offering Price per Unit	4.50
Maximum Aggregate Offering Price	$ 18,181,224.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,510.83
Offering Note	See note 1a. 5a. Includes 4,040,272 shares of Common Stock that are issuable upon the exercise of warrants, issued to the Third Purchasers under the Third Securities Purchase Agreement, dated October 3, 2025, with an exercise price of $4.50 per share. 5b. Based on the adjusted exercise price pursuant to the Third Securities Purchase Agreement.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying warrants
Amount Registered | shares	1,808,055
Proposed Maximum Offering Price per Unit	0.0003
Maximum Aggregate Offering Price	$ 542.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.07
Offering Note	See note 1a. 6a. Includes 1,808,055 shares of Common Stock that are issuable upon the exercise of 1,808,055 pre-funded warrants, issued to certain of the Third Purchasers under the Third Securities Purchase Agreement, October 3, 2025, with an exercise price of $0.00030 per share. 6b. Based on the adjusted exercise price pursuant to the Third Securities Purchase Agreement.